Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flow from operations:
Net income (loss)	$ (340)		$ (47)		$ 63		$ (66)		$ (149)
Income (loss) from discontinued operations	(17)		(12)		17		(23)		(73)
Income (loss) from continuing operations	(323)		(35)		46		(43)		(76)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	67		72		286		313		351
Trade name impairment charge	339
Goodwill impairment charge							385		12
Deferred income tax provision (benefit)	(83)		(7)		(25)		(55)		(138)
Stock compensation expense	9		9		39		31		27
Amortization of deferred financing costs and debt discount	7		16		37		36		40
Loss on extinguishment of debt	61		5		6		82		3
Other noncash items					1		(1)		2
Changes in working capital:
Accounts receivable and other current assets	113		119		12		58		48
Accounts payable and accrued expenses	(106)		(69)		(13)		(111)		(103)
Deferred revenue	2		(2)		33		(23)		(2)
Cash flow from (used in) continuing operations	86		108		422		287		164
Cash flow from (used in) discontinued operations	36		71		324		(43)		514
Cash flow from (used in) operations	122	[1]	179	[2]	746	[3]	244	[4],[5]	678	[6],[7]
Investment activities:
Cash paid for acquired businesses, net of cash acquired			(1)		(2)		(40)		(35)
Cash paid for property and equipment, and software	(28)		(24)		(111)		(97)		(97)
Other investing activities			1		1		1		(5)
Cash provided by (used in) continuing operations	(28)		(24)		(112)		(136)		(137)
Cash provided by (used in) discontinued operations	5	[8]	(22)	[9]	(146)		1,597		(189)
Cash provided by (used in) investment activities	(23)		(46)		(258)		1,461	[4]	(326)	[6]
Financing activities:
Cash received from borrowings, net of fees	(6)		2,174		2,171		1,715		(4)
Cash used to repay debt	(1,324)		(2,301)		(2,475)		(2,943)		(236)
Premium paid to retire debt							(48)
Dividends paid					(3)		(724)
Other financing activities	(8)		(6)		(18)		(36)		(15)
Cash provided by (used in) continuing operations	(1,338)		(133)		(325)		(2,036)		(255)
Cash provided by (used in) discontinued operations	887		(1)		(2)		(3)		2
Cash provided by (used in) financing activities	(451)		(134)		(327)		(2,039)		(253)
Effect of exchange rate changes on cash	1		(8)		(1)		7		(4)
Increase (decrease) in cash and cash equivalents	(351)		(9)		160		(327)		95
Beginning cash and cash equivalents	706	[10]	546	[10]	546	[10]	873		778
Ending cash and cash equivalents	355		537	[10]	706	[10]	546	[10]	873
Supplemental information:
Interest paid	58		49		363		444		496
Income taxes paid, net of refunds	4		29		86		482		37
Non-cash Financing activities:
Distribution of net assets of SpinCo	227
Receipt of SpinCo Notes in connection with the split-off	425
Exchange of SpinCo Notes for SunGard Notes	$ 389

[1]	Cash flows from (used in) operations for the Parent Company and the Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2014, the Parent Company allocated approximately $67 million of tax liabilities to its Guarantor Subsidiaries
[2]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2013, the Parent Company allocated approximately $53 million of tax liabilities to its Guarantor Subsidiaries.
[3]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[4]	(f) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2012 has been revised to correct the presentation of taxes paid and related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(881) million to $(863) million and cash provided by (used in) investment activities changed from $2,657 million to $2,639 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $847 million to $833 million and cash provided by (used in) investment activities changed from $938 million to $952 million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $278 million to $274 million and cash provided by (used in) investment activities changed from $(363) million to $(359) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[5]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2012, the Parent Company allocated approximately $191 million of tax liabilities to its Guarantor Subsidiaries.
[6]	(d) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[7]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.
[8]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2014 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transactions related to discontinued operations, which included $1,005 million of net cash proceeds from Sungard Availability Services Capital, Inc., a Non-Guarantor, to the Parent, had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transactions changed from $1,047 million to $6 million; cash provided by (used in) continuing operations in investment activities changed from $1,046 million to $5 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $1,041 million. For the Guarantor, intercompany transaction changed from $(55) million to $(19) million; cash provided by (used in) continuing operations in investment activities changed from $(72) million to $(36) million; and cash provided by (used in) discontinued operations in investment activities changed from $(5) million to $(41) million. For the Non-Guarantor, intercompany transaction changed from $(962) million to $43 million; cash provided by (used in) continuing operations in investment activities changed from $(972) million to $33 million; and cash provided by (used in) discontinued operations in investment activities changed from $10 million to $(995) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[9]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2013 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transaction related to discontinued operations had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transaction changed from $108 million to $68 million; cash provided by (used in) continuing operations in investment activities changed from $107 million to $67 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $40 million. For the Guarantor, intercompany transaction changed from $(121) million to $(81) million; cash provided by (used in) continuing operations in investment activities changed from $(137) million to $(97) million; and cash provided by (used in) discontinued operations in investment activities changed from $(15) million to $(55) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[10]	Includes cash of discontinued operations.